Pay vs Performance Disclosure - USD ($)	4 Months Ended			12 Months Ended
	Mar. 31, 2021	Nov. 30, 2020	Aug. 03, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between Compensation Actually Paid" (“CAP”) to our CEOs, or principal executive officers ("PEOs"), and our other NEOs as compared to the Company’s total shareholder return (TSR), the TSR of our selected peer group, our GAAP net income, and our Company-selected performance measure, Adjusted EBITDA. For further information concerning the Company’s performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis of this proxy statement.

2023 Pay vs. Performance Table

	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (2)	Summary Compensation Table Total for Third PEO (3)	Compensation Actually Paid to First PEO (1)(4)	Compensation Actually Paid to Second PEO (2)(4)	Compensation Actually Paid to Third PEO (3)(4)	Average Summary Compensation Table Total for Other NEOs (5)	Average Compensation Actually Paid to Other NEOs (4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM) (7)	Adjusted EBITDA ($MM) (8)

Year									MOD TSR (6)	Peer Group TSR (6)
2023	$4,824,132	N/A	N/A	$8,200,158	N/A	N/A	$2,138,078	$3,658,664	$709.2	$198.9	$153.1	$212.1
2022	$2,013,440	N/A	N/A	$712,768	N/A	N/A	$914,617	$246,552	$277.2	$192.1	$85.2	$158.8
2021	$2,931,370	$1,828,486	$5,838,871	$3,685,253	$4,207,179	$5,556,770	$1,164,622	$1,789,683	$454.5	$193.6	($210.7)	$164.8

(1)	“First PEO” reflects compensation for Modine’s current CEO, Neil Brinker, who assumed the role on December 1, 2020.
(2)	“Second PEO” reflects compensation for Michael Lucareli, who served as interim CEO from August 4, 2020, until December 1, 2020, as well as CFO for the entire fiscal year 2021.
(3)	“Third PEO” reflects compensation for Modine’s former CEO, Thomas Burke, who served in the role until August 4, 2020.
(4)	CAP reflects the SEC methodology, with adjustments for calculating CAP from Summary Compensation Table (“SCT”) values provided in the table below.
(5)	NEOs used for the average NEO for each fiscal year are as follows:
−	2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.
−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.
−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in this year’s average as he served as interim CEO during this year.
(6)
Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation); and peer group TSR reflects values for the S&P 600 Industrials Index, the same benchmark used in our 2023 annual report on Form 10-K.

(7)	Net Income reflects net earnings (loss) attributable to Modine, as disclosed in our financial statements.
(8)
Adjusted EDITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments. For reconciliations of adjusted EBITDA to the most directly comparable GAAP financial measure, please see the financial tables included in Exhibit 99.1 to both the Current Reports on Form 8-K furnished to the SEC by Modine on May 25, 2022 and May 24, 2023.

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
Year	Executive	SCT Total	Deduct SCT Change In Pension Value	Add Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year-End Fair Value of Unvested Equity Granted in Year	Add Fair Value Of Equity Vested and Granted in Year	Add Change in Fair Value of Unvested Awards Granted in Prior Years	Add Change in Fair Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	Total CAP (1)
2023	First PEO (Brinker)	$4,824,132	N/A	$0	($1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	($780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	($1,147,900)	$540,677	$0	($398,489)	($294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	($408,039)	$169,336	$26,867	($259,562)	($119,480)	($77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	($2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	($14,691)	$0	($780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	($514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	($8,278)	$0	($278,776)	$494,382	$0	$345,139	$81,547	($8,952)	$0	$1,789,683

(1)	Columns may not sum due to rounding.

Company Selected Measure Name				Adjusted EDITDA
Named Executive Officers, Footnote [Text Block]
(5)	NEOs used for the average NEO for each fiscal year are as follows:
−	2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.
−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.
−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in this year’s average as he served as interim CEO during this year.

Peer Group Issuers, Footnote [Text Block]
(6)
Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation); and peer group TSR reflects values for the S&P 600 Industrials Index, the same benchmark used in our 2023 annual report on Form 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
Year	Executive	SCT Total	Deduct SCT Change In Pension Value	Add Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year-End Fair Value of Unvested Equity Granted in Year	Add Fair Value Of Equity Vested and Granted in Year	Add Change in Fair Value of Unvested Awards Granted in Prior Years	Add Change in Fair Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	Total CAP (1)
2023	First PEO (Brinker)	$4,824,132	N/A	$0	($1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	($780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	($1,147,900)	$540,677	$0	($398,489)	($294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	($408,039)	$169,336	$26,867	($259,562)	($119,480)	($77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	($2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	($14,691)	$0	($780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	($514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	($8,278)	$0	($278,776)	$494,382	$0	$345,139	$81,547	($8,952)	$0	$1,789,683

(1)	Columns may not sum due to rounding.

Non-PEO NEO Average Total Compensation Amount				$ 2,138,078	$ 914,617	$ 1,164,622
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,658,664	246,552	1,789,683
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
Year	Executive	SCT Total	Deduct SCT Change In Pension Value	Add Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year-End Fair Value of Unvested Equity Granted in Year	Add Fair Value Of Equity Vested and Granted in Year	Add Change in Fair Value of Unvested Awards Granted in Prior Years	Add Change in Fair Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	Total CAP (1)
2023	First PEO (Brinker)	$4,824,132	N/A	$0	($1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	($780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	($1,147,900)	$540,677	$0	($398,489)	($294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	($408,039)	$169,336	$26,867	($259,562)	($119,480)	($77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	($2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	($14,691)	$0	($780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	($514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	($8,278)	$0	($278,776)	$494,382	$0	$345,139	$81,547	($8,952)	$0	$1,789,683

(1)	Columns may not sum due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

■
CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

■
CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

■	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 3-year period and in the latest year.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

■
CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

■
CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

■	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 3-year period and in the latest year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

■
CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

■
CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

■	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 3-year period and in the latest year.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

■
CAP to our PEOs (i.e., CEOs) and average NEOs has generally tracked with our TSR performance – CAP has declined in years where TSR has declined, and CAP has increased in years of positive TSR. This alignment reflects the design choices of our compensation program that include a mix of equity incentives and cash incentives tied to key financial performance indicators, which then translate in our market performance. Additionally, CAP values reflect changes in the value of executives’ outstanding equity holdings that fluctuate with changes in our stock price.

■
CAP has also generally tracked with our Adjusted EBITDA, moving directionally together year-over-year. This is influenced by the use of Adjusted EBITDA as a performance measure in our incentive program, and the measure being a key performance measure influencing the value of our stock. Conversely, CAP has not moved in alignment with Net Income due to the measure’s significant fluctuations as a result of accounting requirements.

■	Modine’s TSR has significantly outperformed the Pay versus Performance comparator group, the S&P 600 Industrials Index, over the 3-year period and in the latest year.

Tabular List [Table Text Block]
Tabular List Metrics

The table below lists our most important performance measures used to link "Compensation Actually Paid" for our NEOs to company performance over the fiscal year ending March 31, 2023. These measures are used to determine payouts for our annual incentive plan and for our long-term performance cash plan. For more information on our incentive plan measures and goals, refer to the Compensation Discussion and Analysis section of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Metrics
Adjusted EBITDA Growth
Adjusted EBITDA Margin
Cash Flow ROI
Revenue Growth

Total Shareholder Return Amount				$ 709.2	277.2	454.5
Peer Group Total Shareholder Return Amount				198.9	192.1	193.6
Net Income (Loss)				$ 153,100,000	$ 85,200,000	$ (210,700,000)
Company Selected Measure Amount				212,100,000	158,800,000	164,800,000
PEO Name	Neil Brinker	Michael Lucareli	Thomas Burke	Neil Brinker	Neil Brinker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA Growth
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EDITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments. For reconciliations of adjusted EBITDA to the most directly comparable GAAP financial measure, please see the financial tables included in Exhibit 99.1 to both the Current Reports on Form 8-K furnished to the SEC by Modine on May 25, 2022 and May 24, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Cash Flow ROI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Revenue Growth
Neil Brinker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 4,824,132	$ 2,013,440	$ 2,931,370
PEO Actually Paid Compensation Amount				8,200,158	712,768	3,685,253
Michael Lucareli [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						1,828,486
PEO Actually Paid Compensation Amount						4,207,179
Thomas Burke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						5,838,871
PEO Actually Paid Compensation Amount						5,556,770
PEO [Member] | Neil Brinker [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Neil Brinker [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,485,011)	(1,147,900)	(2,222,258)
PEO [Member] | Neil Brinker [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,070,765	540,677	2,169,102
PEO [Member] | Neil Brinker [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	807,039
PEO [Member] | Neil Brinker [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,195,145	(398,489)	0
PEO [Member] | Neil Brinker [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				595,127	(294,961)	0
PEO [Member] | Neil Brinker [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Neil Brinker [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Michael Lucareli [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(14,691)
PEO [Member] | Michael Lucareli [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Michael Lucareli [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(780,213)
PEO [Member] | Michael Lucareli [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,007,439
PEO [Member] | Michael Lucareli [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Michael Lucareli [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						953,896
PEO [Member] | Michael Lucareli [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						212,262
PEO [Member] | Michael Lucareli [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Michael Lucareli [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Thomas Burke [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						232,007
PEO [Member] | Thomas Burke [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(514,108)
PEO [Member] | Thomas Burke [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	(8,278)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(780,496)	(408,039)	(278,776)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,417,493	169,336	494,382
Non-PEO NEO [Member] | Fair Value of Equity Vested and Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	26,867	0
Non-PEO NEO [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				717,756	(259,562)	345,139
Non-PEO NEO [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				165,833	(119,480)	81,547
Non-PEO NEO [Member] | Fair Value of Awards not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(77,187)	(8,952)
Non-PEO NEO [Member] | Dividends Paid on Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	$ 0	$ 0